Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement Adjustment of Cash Flow - Arisz Acquisition Corp. [Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Previously Reported [Member]
Cash Flows from Operating Activities:
Net income (loss)	$ 406,589	$ 406,328	$ 187,375	$ 593,703	$ 1,000,294	$ (359,608)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(763,986)	(704,974)	(486,246)	(1,191,220)	(1,955,206)	(286,800)
Changes in operating assets and liabilities:
Prepaid expenses			5,691	(47,225)	(29,884)	(16,836)
Accounts payable and accrued expenses			118,919	83,685	180,520	82,573
Interest payable			4,825	16,179	31,756
Income tax payable			99,253	195,362	(3,503)	49,057
Franchise tax payable			12,000	(22,700)	(32,900)	46,800
Net cash used in operating activities			(58,183)	(372,216)	(808,923)	(484,814)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account						(69,000,000)
Cash deposited in Trust Account for extension			(690,000)	(1,380,000)	(1,620,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes				105,836	483,832
Cash withdrawn from Trust Account for public stockholder redemptions					39,193,137
Net cash provided by (used in) investing activities			(690,000)	(1,274,164)	38,056,969	(69,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering						69,000,000
Proceeds from sale of private placement units						2,763,886
Proceeds from sale of unit purchase option						100
Repayment of promissory note to related party						(105,000)
Payment of underwriters’ commissions						(1,725,000)
Payment of deferred offering costs						(350,383)
Proceeds from issuance of promissory note to Bitfufu			740,000	1,480,000	1,930,000
Payment to redeemed public stockholders					(39,193,137)
Net cash provided by (used in) financing activities			740,000	1,480,000	(37,263,137)	69,583,603
Net Change in Cash			(8,183)	(166,380)	(15,091)	98,789
Cash and cash equivalents at beginning of year	7,409	165,606	173,789	173,789	173,789	75,000
Cash and cash equivalents at end of year	158,698	7,409	165,606	7,409	158,698	173,789
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption						59,614,985
Deferred underwriting fee			2,587,500			2,587,500
Remeasurement of common stock to redemption value			1,176,246	2,465,384	3,091,374	14,432,564
Adjustments [Member]
Cash Flows from Operating Activities:
Net income (loss)	(112,441)	35,977	75,082	111,060	(1,381)	103,707
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	142,330	(45,541)	(95,041)	(140,582)	1,748	(131,275)
Changes in operating assets and liabilities:
Prepaid expenses
Accounts payable and accrued expenses
Interest payable
Income tax payable			19,959	29,522	(367)
Franchise tax payable						27,568
Net cash used in operating activities
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account
Cash deposited in Trust Account for extension
Cash withdrawn from Trust Account to pay franchise tax and income taxes
Cash withdrawn from Trust Account for public stockholder redemptions
Net cash provided by (used in) investing activities
Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering
Proceeds from sale of private placement units
Proceeds from sale of unit purchase option
Repayment of promissory note to related party
Payment of underwriters’ commissions
Payment of deferred offering costs
Proceeds from issuance of promissory note to Bitfufu
Payment to redeemed public stockholders
Net cash provided by (used in) financing activities
Net Change in Cash
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption
Deferred underwriting fee
Remeasurement of common stock to redemption value			95,041	140,582	(1,748)	131,275
Restated [Member]
Cash Flows from Operating Activities:
Net income (loss)	294,148	442,305	262,457	704,763	998,913	(255,901)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(621,656)	(750,515)	(581,287)	(1,331,802)	(1,953,458)	(418,075)
Changes in operating assets and liabilities:
Prepaid expenses			5,691	(47,225)	(29,884)	(16,836)
Accounts payable and accrued expenses			118,919	83,685	180,520	82,573
Interest payable			4,825	16,179	31,756
Income tax payable			119,212	224,884	(3,870)	49,057
Franchise tax payable			46,800	(22,700)	(32,900)	76,625
Net cash used in operating activities			(58,183)	(372,216)	(808,923)	(484,814)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account						(69,000,000)
Cash deposited in Trust Account for extension			(690,000)	(1,380,000)	(1,620,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes				105,836	483,832
Cash withdrawn from Trust Account for public stockholder redemptions					39,193,137
Net cash provided by (used in) investing activities			(690,000)	(1,274,164)	38,056,969	(69,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering						69,000,000
Proceeds from sale of private placement units						2,763,886
Proceeds from sale of unit purchase option						100
Repayment of promissory note to related party						(105,000)
Payment of underwriters’ commissions						(1,725,000)
Payment of deferred offering costs						(350,383)
Proceeds from issuance of promissory note to Bitfufu			740,000	1,480,000	1,930,000
Payment to redeemed public stockholders					39,193,137
Net cash provided by (used in) financing activities			740,000	1,480,000	(37,263,137)	69,583,603
Net Change in Cash			(8,183)	(166,380)	(15,091)	98,789
Cash and cash equivalents at beginning of year	7,409	165,606	173,789	173,789	173,789	75,000
Cash and cash equivalents at end of year	$ 158,698	$ 7,409	165,606	7,409	158,698	173,789
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption						59,614,985
Deferred underwriting fee			2,587,500			2,587,500
Remeasurement of common stock to redemption value			$ 1,271,287	$ 2,605,966	$ 3,089,625	$ 14,563,839